Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 31,252	$ 31,336	$ 31,034
Total comprehensive income (loss)	6,615	4,017	$ 8,173
Total assets	1,184,844	1,136,466
Total liabilities	1,111,952	1,065,963
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	3,875	4,098
Total comprehensive income (loss)	6	(136)
Total assets	86,317	89,808
Total liabilities	$ 78,973	$ 82,107